Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth information regarding the executive compensation actually paid to the Company’s Chief Executive Officer (“CEO”), the average of the executive compensation actually paid to the other two NEOs included in the 2023 Summary Compensation Table and the total shareholder return and net income for the fiscal years ended December 31, 2021, 2022 and 2023.
2023 PAY VERSUS PERFORMANCE TABLE

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return(4)	Net Income (5)
2023	$707,038	$648,084	$275,345	$202,934	$65.49	$5,345,819
2022	$928,804	$919,365	$549,280	$590,976	$54.65	$(22,079,859)
2021	$1,339,196	$800,380	$661,240	$463,407	$73.24	$(9,956,395)

(1)	Mark D. Gordon, Chief Executive Officer, is the PEO for each year ended December 31, 2023, 2022 and 2021.

(2)
John D. Longley, President and Chief Operating Officer, and Christopher E. Jones, who served as Chief Financial Officer until July 7, 2023, are the two NEOs included in the calculation of the average executive compensation actually paid to our non-PEO
NEOs for the fiscal year ended December 31, 2023. Christopher E. Jones and John D. Longley were the two NEOs included in the calculation of the average executive compensation actually paid to our non-PEO
NEOs for the year ended December 31, 2022. John D. Longley and Laura L. Barton, former Chief Business Officer, were the two NEOs included in the calculation of the average executive compensation actually paid to our non-PEO
NEOs for the year ended December 31, 2021.

(3)	The adjustment to executive compensation actually paid to Mr. Gordon, our PEO, and all other Non-PEO NEOs for the applicable years ended December 31, 2023, 2022 and 2021 consist of:

Adjustments	PEO			Average non-PEO NEOs
	2023	2022	2021	2023	2022	2021
Deduction for amounts reported under “Stock Awards” & “Option Awards” in the Summary Compensation Table for applicable FY	$(201,000)	$(366,027)	$(654,003)	$(50,250)	$(211,212)	$(299,999)

Increase for ASC 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end date	$279,000	$246,877	$479,664	$69,750	$118,338	$220,028

Increase for ASC 718 fair value of Awards granted during applicable year that vested during the applicable year, determined as of the vesting date	$-	$388,879	$-	$-	$158,099	$-

Increase/Deduction for Awards granted during the prior fiscal year that were outstanding as of the applicable fiscal year end, determined by the change in ASC 718 fair value from prior year end to applicable year end date	$(13,927)	$(149,992)	$(364,477)	$(3,500)	$(38,228)	$(117,861)

Increase/Deduction for Awards Granted during the prior fiscal year that vested during the applicable FY, determined by the change in ASC 718 fair value from prior YE to vesting date	$(123,027)	$57,493	$-	$(29,241)	$14,699	$-

Deduction for ASC 718 fair value of Awards Granted during a prior fiscal year that were forfeited during the applicable FY, determined as of the applicable year end date.	$-	$(216,668)	$-	$(59,169)	$-	$-

(4)
The total shareholder return is based on an investment of $100 in the company common stock on December 31, 2020. The closing stock price of our common stock used in the calculation of total shareholder return were, as of December 31, 2020, 2021, 2022 and 2023, $7.10, $5.20, $3.88 and $4.65 respectively.

(5)
The net loss for the years ended December 31, 2021, 2022 and 2023, are from the audited financial statements contained in the comprehensive Form
10-K
to be filed with the SEC for the year ended December 31, 2023.

Named Executive Officers, Footnote	John D. Longley, President and Chief Operating Officer, and Christopher E. Jones, who served as Chief Financial Officer until July 7, 2023, are the two NEOs included in the calculation of the average executive compensation actually paid to our non-PEO
NEOs for the fiscal year ended December 31, 2023. Christopher E. Jones and John D. Longley were the two NEOs included in the calculation of the average executive compensation actually paid to our non-PEO
NEOs for the year ended December 31, 2022. John D. Longley and Laura L. Barton, former Chief Business Officer, were the two NEOs included in the calculation of the average executive compensation actually paid to our non-PEO
	NEOs for the year ended December 31, 2021.
PEO Total Compensation Amount	$ 707,038	$ 928,804	$ 1,339,196
PEO Actually Paid Compensation Amount	$ 648,084	919,365	800,380
Adjustment To PEO Compensation, Footnote
(3)	The adjustment to executive compensation actually paid to Mr. Gordon, our PEO, and all other Non-PEO NEOs for the applicable years ended December 31, 2023, 2022 and 2021 consist of:

Adjustments	PEO			Average non-PEO NEOs
	2023	2022	2021	2023	2022	2021
Deduction for amounts reported under “Stock Awards” & “Option Awards” in the Summary Compensation Table for applicable FY	$(201,000)	$(366,027)	$(654,003)	$(50,250)	$(211,212)	$(299,999)

Increase for ASC 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end date	$279,000	$246,877	$479,664	$69,750	$118,338	$220,028

Increase for ASC 718 fair value of Awards granted during applicable year that vested during the applicable year, determined as of the vesting date	$-	$388,879	$-	$-	$158,099	$-

Increase/Deduction for Awards granted during the prior fiscal year that were outstanding as of the applicable fiscal year end, determined by the change in ASC 718 fair value from prior year end to applicable year end date	$(13,927)	$(149,992)	$(364,477)	$(3,500)	$(38,228)	$(117,861)

Increase/Deduction for Awards Granted during the prior fiscal year that vested during the applicable FY, determined by the change in ASC 718 fair value from prior YE to vesting date	$(123,027)	$57,493	$-	$(29,241)	$14,699	$-

Deduction for ASC 718 fair value of Awards Granted during a prior fiscal year that were forfeited during the applicable FY, determined as of the applicable year end date.	$-	$(216,668)	$-	$(59,169)	$-	$-

Non-PEO NEO Average Total Compensation Amount	$ 275,345	549,280	661,240
Non-PEO NEO Average Compensation Actually Paid Amount	$ 202,934	590,976	463,407
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The adjustment to executive compensation actually paid to Mr. Gordon, our PEO, and all other Non-PEO NEOs for the applicable years ended December 31, 2023, 2022 and 2021 consist of:

Adjustments	PEO			Average non-PEO NEOs
	2023	2022	2021	2023	2022	2021
Deduction for amounts reported under “Stock Awards” & “Option Awards” in the Summary Compensation Table for applicable FY	$(201,000)	$(366,027)	$(654,003)	$(50,250)	$(211,212)	$(299,999)

Increase for ASC 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end date	$279,000	$246,877	$479,664	$69,750	$118,338	$220,028

Increase for ASC 718 fair value of Awards granted during applicable year that vested during the applicable year, determined as of the vesting date	$-	$388,879	$-	$-	$158,099	$-

Increase/Deduction for Awards granted during the prior fiscal year that were outstanding as of the applicable fiscal year end, determined by the change in ASC 718 fair value from prior year end to applicable year end date	$(13,927)	$(149,992)	$(364,477)	$(3,500)	$(38,228)	$(117,861)

Increase/Deduction for Awards Granted during the prior fiscal year that vested during the applicable FY, determined by the change in ASC 718 fair value from prior YE to vesting date	$(123,027)	$57,493	$-	$(29,241)	$14,699	$-

Deduction for ASC 718 fair value of Awards Granted during a prior fiscal year that were forfeited during the applicable FY, determined as of the applicable year end date.	$-	$(216,668)	$-	$(59,169)	$-	$-

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the relationship between executive compensation actually paid to our PEO and the average of the executive compensation actually paid to our non-PEO
NEOs for the years ended December 31, 2023, 2022, and 2021 to the total shareholder return based on an initial investment of $100 in our common stock as of December 31, 2020.

Compensation Actually Paid vs. Net Income
The following chart illustrates the relationship between executive compensation actually paid to our PEO and the average of the executive compensation actually paid to our non-PEO
NEOs for the years ended December 31, 2023, 2022, and 2021 and net profit or loss for the years ending December 31, 2023, 2022, and 2021 reported in our audited financial statements contained in our comprehensive Form
10-K
to be filed with the SEC for the year ended December 31, 2023.

Total Shareholder Return Amount	$ 65.49	54.65	73.24
Net Income (Loss)	$ 5,345,819	$ (22,079,859)	$ (9,956,395)
PEO Name	Mark D. Gordon
Common Stock Per Share Price	$ 4.65	$ 3.88	$ 5.2	$ 7.1
PEO | Deduction for Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (201,000)	$ (366,027)	$ (654,003)
PEO | Increase for ASC 718 Fair Value of Awards granted during applicable year that remain unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	279,000	246,877	479,664
PEO | Increase for ASC 718 fair value of Awards granted during applicable year that vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	388,879	0
PEO | Increase/Deduction for Awards granted during the prior fiscal year that were outstanding determined by the change in ASC 718 fair value from prior year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,927)	(149,992)	(364,477)
PEO | IncreaseDeduction for Awards Granted during the prior fiscal year that vested determined by the change in ASC 718 fair value from prior year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(123,027)	57,493	0
PEO | Deduction for ASC 718 fair value of Awards Granted during a prior fiscal year that were forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(216,668)	0
Non-PEO NEO | Deduction for Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,250)	(211,212)	(299,999)
Non-PEO NEO | Increase for ASC 718 Fair Value of Awards granted during applicable year that remain unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,750	118,338	220,028
Non-PEO NEO | Increase for ASC 718 fair value of Awards granted during applicable year that vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	158,099	0
Non-PEO NEO | Increase/Deduction for Awards granted during the prior fiscal year that were outstanding determined by the change in ASC 718 fair value from prior year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,500)	(38,228)	(117,861)
Non-PEO NEO | IncreaseDeduction for Awards Granted during the prior fiscal year that vested determined by the change in ASC 718 fair value from prior year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,241)	14,699	0
Non-PEO NEO | Deduction for ASC 718 fair value of Awards Granted during a prior fiscal year that were forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (59,169)	$ 0	$ 0